COMMITMENTS	9 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 7        COMMITMENTS

On April 1, 2011, the Company entered into a consulting agreement to receive investor relations services.  The Company is required to pay $6,500 a month and 20,000 shares of Company's common stock according to the following schedule:

•	October 31, 2011 - 5,000 shares for services rendered April through September
•	April 30, 2012 - 5,000 shares for services rendered October through March
•	October 31, 2012 - 5,000 shares for services rendered April through September
•	April 30, 2013 - 5,000 shares for services rendered October through March

In addition, the Company will pay a finder's fee equal to 7% of the aggregate amount of equity capital raised for the Company and 4% of the aggregate amount of debt capital raised for the Company from principal funding sources. The agreement will remain in effect unless either party desires to cancel the agreement with a 30 day written notice.

On April 1, 2011, the Company issued 2,500 shares of Company's common stock, having a fair value of $13,750 on the grant date (See Note 3(C)).

On June 1, 2011, the Company entered into a one-year employment agreement with its employee, with the initial term of the employment agreement expiring on May 31, 2012, The employment agreement provides him with annual compensation of $70,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On May 1, 2011, the Company entered into a one-year employment agreement with its employee, with the initial term of the employment agreement expiring on May 31, 2012, The employment agreement provides him with annual compensation of $50,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013, The employment agreement provides him with annual compensation of $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013, The employment agreement provides him with annual compensation of $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013, The employment agreement provides him with annual compensation of $120,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On April 1, 2011, the Company entered into a two-year employment agreement with its executive, with the initial term of the employment agreement expiring on March 31, 2013, The employment agreement provides him with annual compensation of $70,000 per year, with annual bonus and salary increases determined by the Company.  The agreement also calls for its executive to receive health benefits.

On October 12, 2007 the Company entered into a consulting agreement to receive administrative and other miscellaneous services.  The Company is required to pay $5,000 a month.  The agreement will remain in effect unless either party desires to cancel the agreement. This agreement has been terminated effective October 1, 2008.

Effective February 1, 2011, the Company re-entered the consulting agreement.  The Company is required to pay $4,500 a month.  The agreement will remain in effect unless either party desires to cancel the agreement.